Equity - Schedule of Fair Value of Option Grants (Details) - Equity Option [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate		4.75%
Expected option term (in years)		10 years
Expected price volatility		76.00%
Fair value of an ordinary share (in New Shekels per share and Dollars per share)		₪ 32.6
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.84%		0.10%
Expected option term (in years)	2 years		2 years
Expected price volatility	96.00%		66.00%
Fair value of an ordinary share (in New Shekels per share and Dollars per share) | (per share)	$ 0.63		₪ 82.7
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.40%		2.00%
Expected option term (in years)	5 years		10 years
Expected price volatility	152.00%		82.00%
Fair value of an ordinary share (in New Shekels per share and Dollars per share) | (per share)	$ 6.1		₪ 159.7